Environmental and other provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Environmental and other provisions [Text Block]
20. Environmental and other provisions
	Decommissioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2022	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518
Net additional provisions made	13,440	1,184	3,866	239	3,918	22,647
Disbursements	(15,460)	-	(6,232)	(1,115)	(3,633)	(26,440)
Unwinding of discount (note 6g)	8,498	-	-	-	-	8,498
Effect of change in discount rate	(184,508)	-	-	-	-	(184,508)
Effect of foreign exchange	(13,368)	(386)	(352)	(287)	(392)	(14,785)
Effect of change in share price	-	(2,033)	(1,316)	(1,250)	-	(4,599)
Balance, December 31, 2022	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to restructuring costs and other non-capital provisions.

[3] Please refer to note 25a for further information.

Provisions are reflected in the consolidated balance sheets as follows:

December 31, 2022	Decommissioning, restoration and similar liabilities	Deferred share units	Restricted share units[1]	Performance share units	Other	Total
Current (note 14)	$4,162	$6,872	$4,836	$1,736	$6,485	$24,091
Non-current	272,240	-	2,019	1,253	3,728	279,240
	$276,402	$6,872	$6,855	$2,989	$10,213	$303,331

	Decommissioning, restoration and similar liabilities	Deferred share units (note 25a)	Restricted share units[1] (note 25a)	Performance share units (note 25a)	Other[2]	Total
Balance, January 1, 2021	$343,132	$8,719	$10,449	$2,030	$1,144	$365,474
Net additional provisions made	172,023	1,233	5,523	2,993	9,182	190,954
Disbursements	(21,663)	(2,053)	(6,143)	-	(5)	(29,864)
Unwinding of discount (note 6g)	4,988	-	-	-	-	4,988
Effect of change in estimate to inflation rates[3]	(23,173)	-	-	-	-	(23,173)
Effect of change in discount rate	(9,982)	-	-	-	-	(9,982)
Effect of foreign exchange	2,475	(18)	316	(10)	(1)	2,762
Effect of change in share price	-	226	744	389	-	1,359
Balance, December 31, 2021	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to restructuring costs.

[3] Represents changes in estimates of inflation rates applied to expected undiscounted cash flows.

December 31, 2021	Decommissioning, restoration and similar liabilities	Deferred share units (note 25a)	Restricted share units[1] (note 25a)	Performance share units (note 25a)	Other	Total
Current (note 14)	$16,759	$8,107	$5,061	$4,622	$6,468	$41,017
Non-current	451,041	-	5,828	780	3,852	461,501
	$467,800	$8,107	$10,889	$5,402	$10,320	$502,518

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities ("DRO")

Hudbay's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

DRO are remeasured at each reporting date to reflect changes in discount rates, inflation, exchange rates, and timing and extent of cash outflows which can significantly affect the liabilities. The amount of this provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the year ended December 31, 2022, the Company recorded a non-cash gain of $133,460 in the consolidated income statements mainly related to a revaluation adjustment of Flin Flon's environmental reclamation provision. This was primarily caused by a general increase in long term, risk-free discount rates during 2022 based on movements in Canadian bond yields. Typically, an operating site will reflect any revaluation adjustments of its environmental reclamation provision against its reclamation assets. However, since the Flin Flon operations closed in June 2022, the corresponding Flin Flon assets have been fully depreciated and cannot be reduced below their residual value, resulting in the remaining impact being recorded as a non-cash gain in re-evaluation adjustment - environmental provision in the consolidated income statements.

During the third quarter of 2021, following a comprehensive update to the Flin Flon closure plan, additional provisions were recognized to reflect higher estimates for closure activities in Flin Flon through to the year 2122. The increase in the environmental reclamation provision resulted in a corresponding increase in the Flin Flon reclamation asset, which is recorded within PP&E. However, in 2021, as the Flin Flon operation was approaching closure, an impairment indicator was identified in the third and fourth quarter of 2021 which led to an impairment loss of $193,473 for the year ended December 31, 2021 (note 6i).

During the year ended December 31, 2021, additional provisions were recognized mostly as a result of the aforementioned impact in Flin Flon and changes to discount rates.

Hudbay's decommissioning and restoration liabilities relate mainly to its Manitoba operations. Management has placed the remaining Flin Flon assets on care and maintenance. The majority of closure activities will occur once all mining activities in Manitoba are completed. These provisions also reflect estimated post-closure cash flows that extend to the year 2122 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Constancia operation will occur from 2035 to 2103, which include ongoing monitoring and water treatment requirements.

These estimates have been discounted to their present value at rates ranging from 3.26% to 4.75% per annum (2021 - 0.39% to 1.94%), using pre-tax, risk-free interest rates that reflect the estimated maturity of each specific liability.